S-K 1602(a)(3) Forepart, Sponsor Compensation - Paloma Capital Group LLC [Member]	Feb. 11, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,725,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.006
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	350,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10